Accounts Receivable, Net - Schedule of Accounts Receivable is Presented Net of Allowance for Expected Credit Losses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable is Presented Net of Allowance for Expected Credit Losses [Abstract]
Accounts receivable	$ 9,516,927	$ 12,882,682
Less: allowance for expected credit losses	(62,453)	(80,056)	$ (107,758)
Total	$ 9,454,474	$ 12,802,626